Property and equipment, net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net
Property and equipment, net consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
Machinery and electronic equipment	39,512	43,679
Transportation vehicles	576	676
Office and other equipment	2,894	2,018
Leasehold improvements	7,456	7,543
Construction in progress	2,009	5,494
Property and equipment	52,447	59,410
Less: accumulated depreciation	(29,194)	(31,833)
Less: impairment	(1,398)	(1,511)
Property and equipment, net	21,855	26,066

Depreciation on property and equipment was allocated as follows:

	Six Months Ended June 30,
	2024	2025
Cost of revenues	75	693
Research and development expenses	1,691	1,858
Selling, general and administrative expenses	2,007	983
Total depreciation	3,773	3,534

An impairment loss of US$98 was recognized for obsolete and damaged equipment, which was included in selling, general and administrative expenses for the six-months ended June 30, 2025. No Impairment loss was recorded for the six months ended June 30, 2024.